NOTES PAYABLE (Details Narrative) - USD ($)											1 Months Ended									9 Months Ended	25 Months Ended
	Jul. 11, 2021	Apr. 02, 2021	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Jan. 11, 2019	Apr. 21, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Jun. 30, 2019	Feb. 19, 2019	Nov. 30, 2018	Sep. 30, 2021	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate			8.00%	3.75%	8.00%	8.00%			1.00%					6.00%	9.00%			8.00%
Maturity Date			Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020			Aug. 15, 2022						Aug. 15, 2022			Feb. 19, 2020
Promissory note issued to related party			$ 20,331	$ 150,000	$ 10,000	$ 10,000			$ 310,000					$ 203,000	$ 300,000			$ 17,000
Accounts receivable																				$ 257,767			$ 36,274	$ 0
Proceeds from lease										$ 300,000
Settlement of lease by shares		310,000									40,000
Debt Convertible price per share												$ 2.00	$ 1.00	$ 1.00
Additionally warrants													100,000	350,000					100,000
Debt conversion face amount												$ 777,778
Commitment shares for issuance												116,667								116,667		116,667
Mr. Glass [Member]
Contribution for expenses and fees																				$ 26,864
Third party [Member]
Debt conversion face amount												$ 777,778
Aggregate purchase price												$ 1,666,667
Agreement description												Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778
Promissory Note [Member]
Interest rate								8.00%								9.90%	8.00%				8.00%
Maturity Date								Sep. 05, 2020								Jan. 01, 2021	Jun. 30, 2020				Mar. 31, 2020
Promissory note issued to related party								$ 20,000								$ 531,000	$ 9,300				$ 9,300
Accounts receivable																				0
Promissory Note 1 [Member]
Interest rate							8.00%									8.00%	8.00%				8.00%
Maturity Date							Jun. 30, 2020									Feb. 28, 2021	Mar. 30, 2020				Mar. 30, 2020
Promissory note issued to related party							$ 10,000									$ 60,000	$ 14,500				$ 14,500
Accounts receivable																				$ 0
Securities Purchase Agreement [Member]
Debt Convertible price per share	$ 1.75
Promissory note, principal amount	$ 1,100,000
Debt term	60 years
Descriotion of ownership percentage	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Face value of note	$ 550,000
Closing price of note	500,000
Aggregate purchase price of debt	$ 1,000,000
Warrants issued, tranche One	111,111
Warrants Issued	142,857
Exercise price, tranche One	$ 2.25
5-Year Warrants [Member]
Debt Convertible price per share												$ 1.50
Commitment shares for issuance												116,667
Original issue discount												$ 77,778
Letter Agreement [Member]
Amount paid		$ 252,875